CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash VIE	$ 1,000	$ 1,000	$ 2,000
Current Liabilities
Accounts payables	4,000	2,000	3,000
Convertible notes payable, net of discount		0	14,000
Convertible notes payable, default	895,000	895,000	1,458,000
Notes payable, default	1,965,000	1,972,000	2,146,000
Notes payable VIE	310,000	310,000	475,000
Notes payable, net of discount		0	52,000
Financing obligation VIE		1,263,000	1,263,000
Accrued interest due to related parties	1,527,000	1,497,000	1,448,000
Accrued Interest VIE	$ 126,000	$ 120,000	$ 109,000
Stockholders' Deficit
Preferred Stock, share par value	$ 0.01	$ 0.10	$ 0.10
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	955,515,078	955,380,225	718,263,338
Common stock, shares outstanding	955,515,078	955,380,225	718,263,338
Preferred Stock Series B [Member]
Stockholders' Deficit
Preferred Stock, share par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	10,000,000	100,000,000	100,000,000
Preferred stock, shares issued	36,667	36,667	36,667
Preferred stock, shares outstanding	36,667	36,667	36,667
Preferred Stock Series A [Member]
Stockholders' Deficit
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	3	3	3
Preferred stock, shares outstanding	3	3	3